OTHER LONG-TERM ASSETS - Changes in Other Long-Term Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Long-Term Assets [Abstract]
Balance, beginning of year	$ 100,109	$ 5,885
Acquisition of investments	66,124	69,171
Disposition of investments	(525)	(5,772)
Unrealized and realized gain (loss)	(13,316)	30,249
Foreign currency translation	(10,611)	576
Investments in equity securities, end of year	$ 141,781	$ 100,109